Expense Example - Changing Parameters Fund - Changing Parameters Fund	Nov. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 267
Expense Example, with Redemption, 3 Years	820
Expense Example, with Redemption, 5 Years	1,400
Expense Example, with Redemption, 10 Years	$ 2,973